INTANGIBLE ASSETS - Schedule of Intangible Assets by Operating Segment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 14,242	$ 6,073	$ 5,170
Real estate
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,188	1,141
Private equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,094	426
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	206	185
Utilities | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	7,091	1,817
Transport | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,663	$ 2,504